Accounting Policies - Lack of Exchangeability (Details) - Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application € in Millions	Jan. 01, 2024 EUR (€)
Disclosure of voluntary change in accounting policy [line items]
Adjustment on initial application of new reporting (Note 17)	€ 142
Retained earnings
Disclosure of voluntary change in accounting policy [line items]
Adjustment on initial application of new reporting (Note 17)	(224)
Translation differences
Disclosure of voluntary change in accounting policy [line items]
Adjustment on initial application of new reporting (Note 17)	€ 366